Vessels, net/Assets held for sale (Tables)	6 Months Ended
Jun. 30, 2023
Vessels, net/Assets Held for Sale [Abstract]
Vessels, Net
(a) Vessels, net: The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2022	372,382,480	(28,974,014)	343,408,466
— Transfer to Assets held for sale (b)	(26,016,507)	3,642,788	(22,373,719)
— Vessel disposals	(9,093,719)	872,582	(8,221,137)
— Period depreciation	—	(10,263,222)	(10,263,222)
Balance June 30, 2023	337,272,254	(34,721,866)	302,550,388